Medicare Part D (Balance Sheet Accounts Associated With Medicare Part D) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Other current assets	$ 583,141	$ 505,960
Trade accounts payable and accrued expenses	(1,624,832)	(1,307,710)
Risk Corridor Settlement [Member]
Other current assets	1,563	2,165
Trade accounts payable and accrued expenses	(389,203)	(146,750)
Net current (liability) asset	(387,640)	(144,585)
CMS Subsidies [Member]
Other current assets	16,211	11,660
Trade accounts payable and accrued expenses	(170,231)	(402,854)
Net current (liability) asset	$ (154,020)	$ (391,194)